Segment Information (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2013 segment	Dec. 31, 2012 segment	Dec. 31, 2011 segment
Segment Information
Number of operating segments		5	5	7
Segment Information
Revenues		$ 731,078,833	$ 462,439,368	$ 401,624,981
Cost of revenues		(274,035,806)	(203,170,685)	(163,044,490)
Selling, general and administrative expenses		(400,947,001)	(336,873,524)	(286,687,587)
Goodwill Impairment charge	(417,822,304)	0	0	(417,822,304)
Other operating income		4,917,642	6,475,023	6,180,360
Income (loss) from operations		61,013,668	(71,129,818)	(459,749,040)
Interest expense		(192,566)
Interest income		2,179,547	1,606,462	2,626,919
Other income (expense), net		(1,051,215)	(732,870)	(10,457,211)
Income (loss) before taxes and equity in affiliates		61,949,434	(70,256,226)	(467,579,332)
Income tax benefit (expense)		(13,676,994)	(1,168,654)	2,723,930
Income (loss) before equity in affiliates		48,272,440	(71,424,880)	(464,855,402)
Income (loss) from equity in affiliates		2,813,849	375,509	(165,110)
Net income (loss)		51,086,289	(71,049,371)	(465,020,512)
Primary real estate agency services and secondary real estate brokerage services
Segment Information
Number of separate units for which results are reviewed as a single business units		2	2
Real estate advertising services and promotional events services
Segment Information
Number of separate units for which results are reviewed as a single business units		2	2
Operating Segment | Real Estate Online Services
Segment Information
Revenues		335,410,902	169,755,893	136,452,384
Cost of revenues		(63,990,693)	(54,117,692)	(37,583,296)
Selling, general and administrative expenses		(210,576,230)	(146,997,279)	(101,384,497)
Goodwill Impairment charge				(417,822,304)
Other operating income		599,894	153,340	13,937
Income (loss) from operations		61,443,873	(31,205,738)	(420,323,776)
Interest income		1,082,287	257,204	675,759
Other income (expense), net		(1,185,121)	(1,979,450)	(1,025,801)
Income (loss) before taxes and equity in affiliates		61,341,039	(32,927,984)	(420,673,818)
Income tax benefit (expense)		(5,447,524)	2,329,338	305,651
Income (loss) before equity in affiliates		55,893,515	(30,598,646)	(420,368,167)
Income (loss) from equity in affiliates		(69,194)	(881)	(9,609)
Net income (loss)		55,824,321	(30,599,527)	(420,377,776)
Operating Segment | Real Estate Brokerage Services
Segment Information
Revenues		280,776,816	208,284,503	176,441,032
Cost of revenues		(168,624,507)	(114,667,241)	(97,481,259)
Selling, general and administrative expenses		(74,728,461)	(92,291,838)	(97,293,397)
Other operating income		1,647,257	2,982,861	3,222,483
Income (loss) from operations		39,071,105	4,308,285	(15,111,141)
Interest income		819,925	425,714	697,076
Other income (expense), net		87,270	84,937	(7,765)
Income (loss) before taxes and equity in affiliates		39,978,300	4,818,936	(14,421,830)
Income tax benefit (expense)		(10,000,257)	(4,589,892)	6,940,664
Income (loss) before equity in affiliates		29,978,043	229,044	(7,481,166)
Income (loss) from equity in affiliates		343,561	195,874	16,297
Net income (loss)		30,321,604	424,918	(7,464,869)
Operating Segment | Real Estate Information and Consulting Services
Segment Information
Revenues		76,683,188	54,517,612	61,750,112
Cost of revenues		(14,526,318)	(10,783,472)	(6,708,358)
Selling, general and administrative expenses		(58,026,755)	(53,977,975)	(48,176,668)
Other operating income		1,950,223	2,481,255	2,349,105
Income (loss) from operations		6,080,338	(7,762,580)	9,214,191
Interest income		222,898	624,817	881,539
Other income (expense), net		(479,313)	(59,136)	(558,711)
Income (loss) before taxes and equity in affiliates		5,823,923	(7,196,899)	9,537,019
Income tax benefit (expense)		(3,606,417)	623,227	(3,696,794)
Income (loss) before equity in affiliates		2,217,506	(6,573,672)	5,840,225
Income (loss) from equity in affiliates		312,119	(14,933)	(94,385)
Net income (loss)		2,529,625	(6,588,605)	5,745,840
Operating Segment | Other Services
Segment Information
Revenues		38,207,927	29,881,360	26,981,453
Cost of revenues		(26,894,288)	(23,602,280)	(21,271,577)
Selling, general and administrative expenses		(12,404,049)	(10,544,345)	(8,237,382)
Other operating income		720,268	857,567	594,835
Income (loss) from operations		(370,142)	(3,407,698)	(1,932,671)
Interest income		51,944	55,895	93,130
Other income (expense), net		(11,837)	(446)	(1,060,778)
Income (loss) before taxes and equity in affiliates		(330,035)	(3,352,249)	(2,900,319)
Income tax benefit (expense)		(588,344)	468,673	(825,591)
Income (loss) before equity in affiliates		(918,379)	(2,883,576)	(3,725,910)
Income (loss) from equity in affiliates		(9,320)	195,449	(77,413)
Net income (loss)		(927,699)	(2,688,127)	(3,803,323)
Non-allocated
Segment Information
Selling, general and administrative expenses		(45,211,506)	(33,062,087)	(31,595,643)
Income (loss) from operations		(45,211,506)	(33,062,087)	(31,595,643)
Interest expense		(192,566)
Interest income		2,493	242,832	279,415
Other income (expense), net		537,786	1,221,225	(7,804,156)
Income (loss) before taxes and equity in affiliates		(44,863,793)	(31,598,030)	(39,120,384)
Income tax benefit (expense)		5,965,548
Income (loss) before equity in affiliates		(38,898,245)	(31,598,030)	(39,120,384)
Income (loss) from equity in affiliates		2,236,683
Net income (loss)		$ (36,661,562)	$ (31,598,030)	$ (39,120,384)